Financial assets and liabilities (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Accounts payable	R$ 440,597	R$ 530,772
Current	110,640	185,318
Non-current	R$ 329,957	345,454
Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Interest rate	CDI
Accounts payable		90,543
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Interest rate	Selic
Accounts payable	R$ 71,604	125,276
F U N I C [Member]
IfrsStatementLineItems [Line Items]
Interest rate	CDI
Accounts payable	R$ 43,843
Shosp [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	454	454
Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Accounts payable		9,600
Cardi Papers [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	R$ 2,883	10,013
Unidom [Member]
IfrsStatementLineItems [Line Items]
Interest rate	CDI
Accounts payable	R$ 321,813	R$ 294,886